INVESTMENTS	6 Months Ended
Jun. 30, 2021
INVESTMENTS
INVESTMENTS

14.INVESTMENTS

14.1.Investments breakdown

	June 30,	December 31,
	2021	2020
Investments in associates and joint ventures	236,618	96,373
Goodwill (1)	234,344	236,360
Other investments evaluated at fair value through other comprehensive income - Celluforce	26,121	26,338
	497,083	359,071

1)The movement is due to the events disclosed in Note 1.2.5.

Investments are disclosed net of estimated losses.

14.2.Investments in associates and joint ventures

	Information of joint ventures as of
	June 30,			Company participation
	2021			Carrying amount		In the income of the period
		Income	Participation
		of the	equity	June 30,	December 31,	June 30,	June 30,
	Equity	period	(%)	2021	2020	2021	2020
Associate
Ensyn Corporation	29,398	(11,482)	26.24%	7,714	5,472	(3,013)	(13,086)
Spinnova Plc	626,299	(77,619)	19.91%	124,696	15,387	(15,454)	(2,966)
				132,410	20,859	(18,467)	(16,052)

Joint ventures
Domestic (Brazil)
Ibema Companhia Brasileira de Papel	175,396	34,504	49.90%	87,523	70,305	17,218	11,651
Foreign
F&E Technologies LLC	10,029		50.00%	5,014	5,209		1,449
Woodspin			50.00%	11,671
				104,208	75,514	17,218	13,100

Other movements (1)						90,867
						90,867
				236,618	96,373	89,618	(2,952)

1)Includes, substantially, the effect arising from the remeasurement of Spinnova’s investment (Note 1.2.5).